Members of the Management Board (Tables)	12 Months Ended
Dec. 31, 2019
Members Of Management Board
Schedule of Management Board Compensation	Management Board compensation
in EUR thousands	2019	2018	2017
Short-term benefits	1,387	1,071	1,038
Performance-based compensation	87	422	234
Total compensation	1,474	1,493	1,272

Schedule of Position of Board Member

The current Management Board members held the following supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Thomas Schaffer	Industrial Tracking Systems AG, Fürstenfeldbruck	Supervisory Board	Chair